Other income	12 Months Ended
Dec. 31, 2022
Other Income [Abstract]
Other income	Other income

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Grant income	1,819	2,096	197
R&D expenditure credits	3,923	1,653	1,008
	5,742	3,749	1,205
As at January 1, 2022 the Group operated three grants, a European governmental grant, a grant from the Gates Foundation and a grant from the Austrian Research Promotion Agency ("FFG"). The first two grants provide reimbursement for certain personnel, consumables and overhead costs incurred in the performance of research and development activities, while the FFG grant relates to the early stage testing of a drug’s action in solid tumour patient samples with high content microscopy and deep-learning. On July 29, 2022 the Group was awarded a grant from the Austrian Wirtshaftsservice providing funding in respect of capital investments made in the period from August 2020 to the end of February 2022.
Total maximum future amounts of £561,000 were receivable under the grants as at December 31, 2022 (2021: £1,756,000).